John Hancock
Investors Trust
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 2.2% (1.4% of Total investments)					$3,611,263
(Cost $3,413,649)
U.S. Government Agency 2.2%					3,611,263
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40		1,225,485	1,354,451
30 Yr Pass Thru	4.000	09-01-41		980,559	1,086,736
30 Yr Pass Thru	4.000	10-01-41		560,310	624,483
30 Yr Pass Thru	4.000	01-01-42		303,373	338,119

30 Yr Pass Thru	6.500	01-01-39		173,287	207,474
Corporate bonds 135.1% (88.5% of Total investments)					$218,341,042
(Cost $206,944,807)
Communication services 30.6%					49,366,082
Diversified telecommunication services 4.8%
Frontier Communications Corp. (A)(B)(C)	5.875	10-15-27		300,000	322,410
Intelsat Jackson Holdings SA (A)(D)	8.500	10-15-24		735,000	531,038
Level 3 Financing, Inc. (A)	4.625	09-15-27		1,245,000	1,293,443
Level 3 Financing, Inc.	5.375	01-15-24		600,000	600,540
Lumen Technologies, Inc. (A)	4.500	01-15-29		950,000	975,137
Radiate Holdco LLC (A)	4.500	09-15-26		365,000	371,523
Radiate Holdco LLC (A)	6.500	09-15-28		555,000	584,138
Telecom Argentina SA (A)	6.500	06-15-21		1,000,000	930,010
Telecom Argentina SA (A)	8.000	07-18-26		350,000	304,500
Telecom Italia Capital SA	6.000	09-30-34		1,560,000	1,867,125
Entertainment 3.2%
Cinemark USA, Inc. (A)(B)(C)	8.750	05-01-25		750,000	805,538
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		1,095,000	1,117,590
Lions Gate Capital Holdings LLC (A)(B)(C)	6.375	02-01-24		1,600,000	1,636,000
Netflix, Inc. (B)(C)	5.875	11-15-28		1,220,000	1,531,100
Interactive media and services 1.2%
ANGI Group LLC (A)(B)(C)	3.875	08-15-28		280,000	278,950
Cars.com, Inc. (A)(B)(C)	6.375	11-01-28		750,000	793,125
Match Group Holdings II LLC (A)(B)(C)	5.625	02-15-29		500,000	542,500
TripAdvisor, Inc. (A)	7.000	07-15-25		305,000	329,019
Media 12.1%
Altice Financing SA (A)(B)(C)	5.000	01-15-28		760,000	779,000
Altice Financing SA (A)	7.500	05-15-26		1,300,000	1,363,375
Altice France Holding SA (A)(B)(C)	6.000	02-15-28		710,000	715,325
Altice France Holding SA (A)	10.500	05-15-27		500,000	560,625
Cable One, Inc. (A)	4.000	11-15-30		456,000	467,847
CCO Holdings LLC (A)(B)(C)	5.000	02-01-28		630,000	661,815
CCO Holdings LLC (A)	5.125	05-01-27		645,000	678,192
Comcast Corp. (C)	3.300	04-01-27		820,000	923,533
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27		1,245,000	1,313,102
CSC Holdings LLC (A)	7.500	04-01-28		855,000	947,981
Grupo Televisa SAB	4.625	01-30-26		725,000	825,811
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,182,508
iHeartCommunications, Inc. (B)(C)	8.375	05-01-27		1,200,000	1,279,944
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		1,050,000	1,128,992
MDC Partners, Inc. (A)(B)(C)	7.500	05-01-24		1,955,000	1,994,100
Meredith Corp. (B)(C)	6.875	02-01-26		1,850,000	1,870,628
National CineMedia LLC	5.750	08-15-26		400,000	311,000
Townsquare Media, Inc. (A)	6.875	02-01-26		470,000	485,275
ViacomCBS, Inc. (C)	5.850	09-01-43		1,125,000	1,529,007
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
WMG Acquisition Corp. (A)	3.000	02-15-31		560,000	$544,600
Wireless telecommunication services 9.3%
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	515,439
SoftBank Group Corp.	5.125	09-19-27		1,000,000	1,068,472
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27		4,123,000	4,104,447
Sprint Communications, Inc.	6.000	11-15-22		385,000	413,702
Sprint Corp.	7.125	06-15-24		1,750,000	2,040,570
Sprint Corp.	7.875	09-15-23		1,000,000	1,155,000
T-Mobile USA, Inc. (B)(C)	2.625	02-15-29		697,000	699,530
T-Mobile USA, Inc.	4.750	02-01-28		640,000	683,584
T-Mobile USA, Inc.	6.500	01-15-26		1,125,000	1,160,336
Turkcell Iletisim Hizmetleri AS	5.750	10-15-25		1,255,000	1,345,486
U.S. Cellular Corp.	6.700	12-15-33		1,395,000	1,803,170
Consumer discretionary 18.0%					29,034,580
Automobiles 4.3%
Ford Motor Company (C)	4.750	01-15-43		683,000	689,355
General Motors Company (C)	5.400	10-02-23		1,150,000	1,286,215
General Motors Company (C)	6.750	04-01-46		1,000,000	1,440,197
General Motors Company (C)	6.800	10-01-27		734,000	943,464
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(C)(E)	5.700	09-30-30		1,000,000	1,123,750
Nissan Motor Company, Ltd. (A)	4.345	09-17-27		1,000,000	1,104,274
Tesla, Inc. (A)	5.300	08-15-25		300,000	311,910
Diversified consumer services 1.7%
Garda World Security Corp. (A)(B)(C)	4.625	02-15-27		750,000	756,713
Sotheby's (A)(B)(C)	7.375	10-15-27		1,130,000	1,226,050
Stena International SA (A)	6.125	02-01-25		800,000	784,800
Hotels, restaurants and leisure 6.7%
Bally's Corp. (A)	6.750	06-01-27		1,850,000	1,984,125
Caesars Resort Collection LLC (A)	5.750	07-01-25		280,000	293,872
Connect Finco SARL (A)	6.750	10-01-26		1,110,000	1,185,813
Dave & Buster's, Inc. (A)(B)(C)	7.625	11-01-25		400,000	421,000
Jacobs Entertainment, Inc. (A)(B)(C)	7.875	02-01-24		1,261,000	1,301,983
Life Time, Inc. (A)	5.750	01-15-26		600,000	606,075
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25		390,000	411,044
MGM Resorts International	6.000	03-15-23		610,000	651,175
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		640,000	632,058
New Red Finance, Inc. (A)(B)(C)	4.375	01-15-28		585,000	596,700
Waterford Gaming LLC (A)(D)(F)	8.625	09-15-14		363,162	0
Wyndham Destinations, Inc. (A)	4.625	03-01-30		639,000	660,956
Wyndham Destinations, Inc.	6.600	10-01-25		1,190,000	1,323,875
Wyndham Destinations, Inc. (A)	6.625	07-31-26		465,000	519,312
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		180,000	181,800
Household durables 1.0%
Lennar Corp.	5.875	11-15-24		800,000	925,184
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30		600,000	657,915
Internet and direct marketing retail 2.3%
Expedia Group, Inc. (A)(C)	4.625	08-01-27		615,000	681,962
Expedia Group, Inc. (B)(C)	5.000	02-15-26		1,000,000	1,117,836
Prosus NV (A)	4.850	07-06-27		745,000	853,169
Prosus NV (A)	5.500	07-21-25		915,000	1,050,054
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Multiline retail 0.9%
Macy's, Inc. (A)(B)(C)	8.375	06-15-25	700,000	$775,250
Nordstrom, Inc. (A)(C)	8.750	05-15-25	625,000	699,399
Specialty retail 0.3%
Abercrombie & Fitch Management Company (A)	8.750	07-15-25	270,000	299,700
Michaels Stores, Inc. (A)(B)(C)	4.750	10-01-27	265,000	271,625
Textiles, apparel and luxury goods 0.8%
G-III Apparel Group, Ltd. (A)(B)(C)	7.875	08-15-25	830,000	908,850
Hanesbrands, Inc. (A)(B)(C)	5.375	05-15-25	335,000	357,120
Consumer staples 2.1%				3,415,047
Food products 1.8%
JBS Investments II GmbH (A)	5.750	01-15-28	570,000	604,246
Kraft Heinz Foods Company (B)(C)	6.750	03-15-32	1,098,000	1,450,807
Lamb Weston Holdings, Inc. (A)(B)(C)	4.875	05-15-28	305,000	337,696
Post Holdings, Inc. (A)(B)(C)	5.625	01-15-28	510,000	540,919
Household products 0.3%
Edgewell Personal Care Company (A)	5.500	06-01-28	450,000	481,379
Energy 17.1%				27,679,095
Energy equipment and services 1.3%
CSI Compressco LP (A)(B)(C)	7.500	04-01-25	500,000	483,460
CSI Compressco LP (A)	7.500	04-01-25	380,000	367,430
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (A)	10.000	04-01-26	1,194,525	991,456
Transocean, Inc. (A)	8.000	02-01-27	655,000	337,325
Oil, gas and consumable fuels 15.8%
Aker BP ASA (A)(B)(C)	4.750	06-15-24	380,000	391,598
Antero Resources Corp. (B)(C)	5.000	03-01-25	735,000	696,413
Antero Resources Corp. (A)(B)(C)	7.625	02-01-29	634,000	648,068
Ascent Resources Utica Holdings LLC (A)	9.000	11-01-27	195,000	219,742
Calumet Specialty Products Partners LP	7.750	04-15-23	700,000	675,500
Cenovus Energy, Inc.	6.750	11-15-39	295,000	382,123
Cheniere Energy Partners LP (B)(C)	4.500	10-01-29	1,620,000	1,741,500
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (E)	7.375	12-15-22	1,000,000	850,000
DCP Midstream Operating LP	5.375	07-15-25	600,000	642,000
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	1,060,000	938,100
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	250,000	276,454
Energy Transfer Operating LP (C)	4.200	04-15-27	1,000,000	1,107,389
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	1,285,000	1,207,386
Marathon Petroleum Corp. (B)(C)	4.750	09-15-44	1,500,000	1,726,871
MEG Energy Corp. (A)	5.875	02-01-29	237,000	235,223
Murphy Oil USA, Inc. (A)	3.750	02-15-31	740,000	740,000
Occidental Petroleum Corp.	6.375	09-01-28	340,000	370,600
Occidental Petroleum Corp. (B)(C)	6.625	09-01-30	340,000	382,500
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(E)	0.000	03-01-21	100,959	707
Parkland Corp. (A)(C)	5.875	07-15-27	1,150,000	1,230,500
Parsley Energy LLC (A)(C)	4.125	02-15-28	1,115,000	1,184,688
Parsley Energy LLC (A)(C)	5.625	10-15-27	1,025,000	1,121,094
PBF Holding Company LLC	6.000	02-15-28	1,050,000	609,236
PBF Holding Company LLC	7.250	06-15-25	1,005,000	666,943
Petrobras Global Finance BV	5.093	01-15-30	1,041,000	1,143,539
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos (B)(C)	6.840	01-23-30		635,000	$638,175
Petroleos Mexicanos	7.470	11-12-26	MXN	31,356,000	1,321,299
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (C)(E)	6.125	11-15-22		1,250,000	1,037,250
Sabine Pass Liquefaction LLC (B)(C)	5.000	03-15-27		1,000,000	1,182,265
Southwestern Energy Company	8.375	09-15-28		770,000	823,981
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		1,155,000	1,308,280
Financials 24.2%					39,046,463
Banks 14.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (C)(E)	6.100	03-17-25		2,760,000	3,107,374
BBVA Bancomer SA (A)	6.500	03-10-21		870,000	872,610
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(E)	7.000	08-16-28		1,205,000	1,417,381
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)(C)(E)	5.650	10-06-25		1,000,000	1,120,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(E)	7.875	01-23-24		865,000	974,206
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)(E)	8.125	12-23-25		2,495,000	3,013,331
Freedom Mortgage Corp. (A)	8.250	04-15-25		840,000	872,659
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)(C)(E)	6.500	03-23-28		1,880,000	2,121,674
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (C)(E)	6.875	06-01-21		760,000	770,556
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)(C)(E)	6.500	04-16-25		1,410,000	1,547,616
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)(E)	6.750	02-01-24		1,500,000	1,686,573
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24		1,165,000	1,295,480
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (B)(C)(E)	6.000	12-29-25		800,000	881,000
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(E)	7.375	09-13-21		2,470,000	2,534,838
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(E)	5.875	06-15-25		1,065,000	1,186,133
Capital markets 1.8%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year CMT + 4.332%) (A)(E)	7.250	09-12-25		1,500,000	1,688,400
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(E)	7.500	07-17-23		1,100,000	1,197,328
Consumer finance 4.5%
Ally Financial, Inc. (B)(C)	5.800	05-01-25		2,000,000	2,369,172
Avation Capital SA (A)	6.500	05-15-21		730,000	536,550
Enova International, Inc. (A)(B)(C)	8.500	09-01-24		465,000	456,863
Enova International, Inc. (A)(B)(C)	8.500	09-15-25		1,200,000	1,170,000
OneMain Finance Corp. (B)(C)	6.875	03-15-25		1,650,000	1,888,219
OneMain Finance Corp.	7.125	03-15-26		725,000	848,250
Diversified financial services 0.9%
Allied Universal Holdco LLC (A)	6.625	07-15-26		1,395,000	1,494,324
Insurance 1.6%
Athene Holding, Ltd. (C)	6.150	04-03-30		1,500,000	1,864,088
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) (C)	3.700	10-01-50		600,000	628,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.9%
Starwood Property Trust, Inc. (B)(C)	5.000	12-15-21	970,000	$983,338
Starwood Property Trust, Inc. (A)	5.500	11-01-23	500,000	520,000
Health care 6.8%				11,062,666
Health care providers and services 5.4%
Centene Corp. (B)(C)	3.000	10-15-30	980,000	1,025,031
Centene Corp. (B)(C)	3.375	02-15-30	515,000	539,463
Centene Corp. (B)(C)	4.625	12-15-29	400,000	443,482
Centene Corp. (A)(B)(C)	5.375	06-01-26	1,000,000	1,045,950
DaVita, Inc. (A)	3.750	02-15-31	440,000	436,425
Encompass Health Corp.	4.750	02-01-30	600,000	645,354
HCA, Inc. (C)	5.250	04-15-25	1,000,000	1,166,312
HCA, Inc. (C)	5.500	06-15-47	1,760,000	2,280,853
Team Health Holdings, Inc. (A)	6.375	02-01-25	1,240,000	1,116,000
Life sciences tools and services 0.1%
Syneos Health, Inc. (A)	3.625	01-15-29	280,000	279,916
Pharmaceuticals 1.3%
Bausch Health Americas, Inc. (A)(B)(C)	9.250	04-01-26	1,000,000	1,109,900
Bausch Health Companies, Inc. (A)	7.000	01-15-28	900,000	973,980
Industrials 14.6%				23,616,001
Aerospace and defense 1.4%
Bombardier, Inc. (A)(B)(C)	7.875	04-15-27	1,800,000	1,661,706
TransDigm, Inc. (A)	6.250	03-15-26	630,000	666,351
Air freight and logistics 0.3%
Watco Companies LLC (A)	6.500	06-15-27	450,000	482,625
Airlines 4.0%
American Airlines Group, Inc. (A)(B)(C)	5.000	06-01-22	1,750,000	1,645,000
American Airlines, Inc. (A)(B)(C)	11.750	07-15-25	700,000	808,990
Delta Air Lines, Inc. (A)(C)	4.500	10-20-25	700,000	748,050
Delta Air Lines, Inc. (A)	7.000	05-01-25	1,000,000	1,159,588
Delta Air Lines, Inc. (B)(C)	7.375	01-15-26	900,000	1,033,944
United Airlines 2020-1 Class A Pass Through Trust (C)	5.875	10-15-27	478,154	528,360
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	401,000	409,020
Virgin Australia Holdings, Ltd. (A)(D)	8.125	11-15-24	1,100,000	94,875
Building products 0.2%
Builders FirstSource, Inc. (A)	5.000	03-01-30	370,000	395,438
Commercial services and supplies 0.9%
Cimpress PLC (A)(B)(C)	7.000	06-15-26	1,300,000	1,362,270
LSC Communications, Inc. (A)(D)	8.750	10-15-23	2,100,000	152,250
Construction and engineering 1.7%
AECOM	5.125	03-15-27	650,000	727,155
MasTec, Inc. (A)(B)(C)	4.500	08-15-28	450,000	473,985
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	525,000	560,285
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	1,000,000	1,015,000
Electrical equipment 0.4%
WESCO Distribution, Inc. (A)	7.250	06-15-28	535,000	601,000
Machinery 0.8%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	625,000	665,625
Vertical US Newco, Inc. (A)	5.250	07-15-27	600,000	626,841
Road and rail 2.6%
Uber Technologies, Inc. (A)(B)(C)	6.250	01-15-28	1,865,000	2,004,875
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail (continued)
Uber Technologies, Inc. (A)	7.500	09-15-27	600,000	$657,756
Uber Technologies, Inc. (A)	8.000	11-01-26	1,350,000	1,456,819
Trading companies and distributors 2.3%
Air Lease Corp. (B)(C)	2.875	01-15-26	1,020,000	1,075,092
Ashland LLC	6.875	05-15-43	845,000	1,128,075
Boise Cascade Company (A)(B)(C)	4.875	07-01-30	625,000	678,906
H&E Equipment Services, Inc. (A)	3.875	12-15-28	800,000	796,120
Information technology 6.9%				11,213,745
IT services 1.8%
Rackspace Technology Global, Inc. (A)(B)(C)	5.375	12-01-28	450,000	469,125
Sabre GLBL, Inc. (A)	9.250	04-15-25	1,000,000	1,186,450
Shift4 Payments LLC (A)	4.625	11-01-26	600,000	625,500
Sixsigma Networks Mexico SA de CV (A)(B)(C)	7.500	05-02-25	725,000	648,875
Semiconductors and semiconductor equipment 0.3%
ON Semiconductor Corp. (A)(B)(C)	3.875	09-01-28	500,000	518,125
Software 0.2%
BY Crown Parent LLC (A)(B)(C)	4.250	01-31-26	305,000	312,625
Technology hardware, storage and peripherals 4.6%
CDW LLC (B)(C)	3.250	02-15-29	335,000	337,033
Dell International LLC (A)(C)	8.350	07-15-46	1,600,000	2,379,960
Seagate HDD Cayman (C)	4.875	06-01-27	549,000	612,420
Seagate HDD Cayman (B)(C)	5.750	12-01-34	1,700,000	2,012,375
Xerox Corp. (B)(C)	6.750	12-15-39	650,000	709,417
Xerox Holdings Corp. (A)(B)(C)	5.500	08-15-28	1,350,000	1,401,840
Materials 7.1%				11,445,560
Chemicals 2.1%
Orbia Advance Corp. SAB de CV (A)	5.500	01-15-48	835,000	984,465
The Chemours Company (A)	5.750	11-15-28	1,500,000	1,552,718
The Scotts Miracle-Gro Company	4.500	10-15-29	720,000	772,200
Containers and packaging 0.9%
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	750,000	812,569
Sealed Air Corp. (A)	6.875	07-15-33	500,000	660,588
Metals and mining 3.6%
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	1,400,000	1,510,152
Freeport-McMoRan, Inc. (B)(C)	4.250	03-01-30	550,000	596,233
Freeport-McMoRan, Inc. (B)(C)	5.450	03-15-43	1,500,000	1,875,000
Novelis Corp. (A)	4.750	01-30-30	810,000	850,500
QVC, Inc.	5.950	03-15-43	1,000,000	1,035,497
Paper and forest products 0.5%
Norbord, Inc. (A)	6.250	04-15-23	735,000	795,638
Real estate 1.4%				2,285,251
Equity real estate investment trusts 0.8%
GLP Capital LP (B)(C)	5.375	04-15-26	815,000	933,501
VICI Properties LP (A)	4.625	12-01-29	350,000	372,750
Real estate management and development 0.6%
WeWork Companies, Inc. (A)(B)(C)	7.875	05-01-25	1,100,000	979,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date		Par value^	Value
Utilities 6.3%					$10,176,552
Electric utilities 2.7%
Instituto Costarricense de Electricidad (A)	6.375	05-15-43		1,595,000	1,347,775
NRG Energy, Inc. (A)	3.375	02-15-29		275,000	281,298
NRG Energy, Inc. (A)(B)(C)	3.625	02-15-31		430,000	447,200
NRG Energy, Inc.	6.625	01-15-27		600,000	630,378
PG&E Corp. (B)(C)	5.000	07-01-28		295,000	316,495
PG&E Corp. (B)(C)	5.250	07-01-30		295,000	324,500
Vistra Operations Company LLC (A)	5.500	09-01-26		900,000	935,730
Gas utilities 1.8%
AmeriGas Partners LP	5.625	05-20-24		900,000	990,189
AmeriGas Partners LP	5.750	05-20-27		1,000,000	1,137,165
NGL Energy Operating LLC (A)	7.500	02-01-26		749,000	759,299
Independent power and renewable electricity producers 0.4%
Clearway Energy Operating LLC (A)(B)(C)	4.750	03-15-28		650,000	699,634
Multi-utilities 1.4%
Berkshire Hathaway Energy Company (A)(B)(C)	4.050	04-15-25		895,000	1,008,863

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)(C)(E)	4.875	10-15-25		1,205,000	1,298,026
Convertible bonds 1.6% (1.0% of Total investments)					$2,501,885
(Cost $2,496,765)
Communication services 1.1%					1,758,040
Entertainment 0.5%
WildBrain, Ltd. (A)	5.875	09-30-24	CAD	999,000	720,686
Media 0.6%
DISH Network Corp. (B)(C)	3.375	08-15-26		1,125,000	1,037,354
Information technology 0.5%					743,845
IT services 0.5%

Sabre GLBL, Inc. (A)(B)(C)	4.000	04-15-25		450,000	743,845

Capital preferred securities (G) 0.5% (0.3% of Total investments)					$751,935
(Cost $689,730)
Financials 0.5%					751,935
Banks 0.5%

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (E)(H)	5.570	03-01-21		750,000	751,935

Term loans (I) 3.6% (2.4% of Total investments)					$5,841,043
(Cost $5,951,933)
Communication services 0.3%					472,404
Media 0.3%
Hoya Midco LLC, 2017 1st Lien Term Loan (6 month LIBOR + 3.500%)	4.500	06-30-24		495,312	472,404
Consumer discretionary 1.7%					2,782,964
Auto components 0.5%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	8.500	09-02-24		816,495	787,510
Diversified consumer services 1.0%
Sotheby's, Term Loan B (1 month LIBOR + 5.500%)	6.500	01-15-27		1,692,924	1,699,984
Hotels, restaurants and leisure 0.2%
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	12-10-24		300,000	295,470
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 0.3%				$441,450
Oil, gas and consumable fuels 0.3%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan	10.000	11-01-25	405,000	441,450
Industrials 0.0%				0
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (D)(F)	0.000	07-13-21	51,038	0
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (D)(F)	0.000	03-13-21	514,063	0
Information technology 1.3%				2,144,225
Software 1.3%

Grab Holdings, Inc. Term Loan B (J)	TBD	01-20-26	2,155,000	2,144,225

Collateralized mortgage obligations 0.4% (0.3% of Total investments)				$687,610
(Cost $662,588)
Commercial and residential 0.4%				663,945
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	2,361,487	24,583
Series 2007-4, Class ES IO	0.350	07-19-47	2,648,196	35,315
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,443,157	34,656
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	573,539	569,391
U.S. Government Agency 0.0%				23,665

Government National Mortgage Association Series 2012-114, Class IO	0.692	01-16-53	891,596	23,665
Asset backed securities 0.0% (0.0% of Total investments)				$14,799
(Cost $16,082)
Asset backed securities 0.0%				14,799
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	15,747	14,799

	Shares	Value
Common stocks 0.3% (0.2% of Total investments)		$528,030
(Cost $1,128,662)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(K)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(K)	82,159	0
Utilities 0.3%		528,030
Multi-utilities 0.3%

Dominion Energy, Inc.	5,350	528,030

Preferred securities (L) 6.5% (4.2% of Total investments)		$10,407,710
(Cost $9,492,764)
Communication services 0.5%		788,132
Media 0.5%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	686	788,132
Energy 0.5%		876,396
Oil, gas and consumable fuels 0.5%
Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%) (B)(C)	39,800	876,396
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Shares	Value
Financials 0.7%		$1,111,453
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.007% (H)	41,910	1,111,453
Health care 0.9%		1,406,739
Health care equipment and supplies 0.9%
Becton, Dickinson and Company, 6.000% (B)(C)	12,856	723,536
Boston Scientific Corp., 5.500% (B)(C)	6,253	683,203
Industrials 0.1%		174,352
Machinery 0.1%
Stanley Black & Decker, Inc., 5.250% (B)(C)	1,600	174,352
Information technology 1.6%		2,496,875
Semiconductors and semiconductor equipment 1.6%
Broadcom, Inc., 8.000%	1,700	2,496,875
Utilities 2.2%		3,553,763
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	25,450	1,255,958
NextEra Energy, Inc., 6.219%	13,533	720,226
The Southern Company, 6.750%	8,309	408,803
Multi-utilities 0.7%
DTE Energy Company, 6.250%	25,200	1,168,776

Warrants 0.0% (0.1% of Total investments)		$91,755
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (K)	20,390	91,755

	Par value^	Value
Short-term investments 2.5% (1.6% of Total investments)		$3,996,000
(Cost $3,996,000)
Repurchase agreement 2.5%		3,996,000
Repurchase Agreement with State Street Corp. dated 1-29-21 at 0.000% to be repurchased at $3,996,000 on 2-1-21, collateralized by $3,919,000 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $4,076,000)	3,996,000	3,996,000

Total investments (Cost $234,792,980) 152.7%	$246,773,072
Other assets and liabilities, net (52.7%)	(85,171,569)
Total net assets 100.0%	$161,601,503

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $118,997,578 or 73.6% of the fund's net assets as of 1-31-21.
(B)	All or a portion of this security is on loan as of 1-31-21, and is a component of the fund's leverage under the Liquidity Agreement.
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-21 was $94,207,867. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $57,377,278.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Non-income producing security.
(L)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
The fund had the following country composition as a percentage of total investments on 1-31-21:
United States	73.7%
Canada	3.3%
France	3.2%
Luxembourg	2.6%
Japan	2.5%
Mexico	2.5%
United Kingdom	2.1%
Netherlands	1.4%
Switzerland	1.2%
Cayman Islands	1.1%
Other countries	6.4%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	722,132	CAD	921,000	MSCS	3/17/2021	$1,815	—
USD	15,627	CAD	20,000	SSB	3/17/2021	—	$(15)
USD	3,165,968	MXN	62,674,056	SSB	3/17/2021	122,490	—
						$124,305	$(15)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$3,611,263	—	$3,611,263	—
Corporate bonds	218,341,042	—	218,341,042	—
Convertible bonds	2,501,885	—	2,501,885	—
Capital preferred securities	751,935	—	751,935	—
Term loans	5,841,043	—	5,841,043	—
Collateralized mortgage obligations	687,610	—	687,610	—
Asset backed securities	14,799	—	14,799	—
Common stocks	528,030	$528,030	—	—
Preferred securities	10,407,710	9,619,578	788,132	—
Warrants	91,755	91,755	—	—
Short-term investments	3,996,000	—	3,996,000	—
Total investments in securities	$246,773,072	$10,239,363	$236,533,709	—
Derivatives:
Assets
Forward foreign currency contracts	$124,305	—	$124,305	—
Liabilities
Forward foreign currency contracts	(15)	—	(15)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	13